SHARE CAPITAL: (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended							3 Months Ended		6 Months Ended
	Apr. 20, 2015 USD ($) $ / shares shares	Apr. 19, 2015 shares	Oct. 17, 2014 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Jun. 09, 2014 $ / shares shares	Jun. 03, 2014 USD ($)	May. 13, 2014 USD ($)	Jun. 30, 2015 $ / shares ₪ / shares shares	Jun. 30, 2014 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) $ / shares shares	Dec. 31, 2014 ₪ / shares	Sep. 30, 2014 ₪ / shares	Jun. 30, 2014 ₪ / shares
Share capital [Line Items]
Common stock, par value (in NIS per share) | ₪ / shares								₪ 0.16				₪ 0.16
Proceeds from issuance from secondary offering | $										$ 64,202
Warrants outstanding								2,095,625
Warrants exercised										621,331
Number of shares authorized								2,690,694
Number of shares available for grant								2,313,694
Fair value | $										$ 859	$ 144
Employees [Member] | Share options [Member]
Share capital [Line Items]
Vesting period										4 years
Contractual term										10 years
Granted										153,000
Exercise price (in dollars per share) | $ / shares										$ 6.77
Directors [Member] | Share options [Member]
Share capital [Line Items]
Vesting period								3 years
Contractual term								10 years
Granted								24,000
Exercise price (in dollars per share) | $ / shares								₪ 11.87
Employees and directors [Member] | Share options [Member]
Share capital [Line Items]
Vesting period											4 years
Contractual term											10 years
Granted											168,750
Expirations											6,250
Fair value | $											$ 603
Employees and directors [Member] | Share options [Member] | Minimum [Member]
Share capital [Line Items]
Exercise price (in dollars per share) | $ / shares											$ 1.92
Employees and directors [Member] | Share options [Member] | Maximum [Member]
Share capital [Line Items]
Exercise price (in dollars per share) | $ / shares											$ 7.98
Employees and directors [Member] | Restricted Stock Units (RSUs) [Member]
Share capital [Line Items]
Fair value | $										$ 3,422
Consultants and other service providers [Member] | Share options [Member]
Share capital [Line Items]
Vesting period					4 years
Contractual term					6 years
Granted					31,250
Exercise price (in dollars per share) | $ / shares					$ 7.98
Fair value | $											$ 184
Consultants and other service providers [Member] | Restricted Stock Units (RSUs) [Member]
Share capital [Line Items]
Vesting period										4 years
Granted								272,000
Fair value | $										$ 851
Common stock [Member]
Share capital [Line Items]
Number of shares issued										515,634
Private placement [Member]
Share capital [Line Items]
Proceeds from issuance from private placement | $						$ 1,700	$ 6,580		$ 8,157
Number of warrants issued									1,061,469
Issuance cost | $									$ 123
Private placement [Member] | Preferred A Shares [Member]
Share capital [Line Items]
Number of shares issued									1,036,431
Preferred stock, par value (in NIS per share) | ₪ / shares														₪ 0.16
IPO [Member] | Common stock [Member]
Share capital [Line Items]
Number of shares issued				6,700,000
Common stock, par value (in NIS per share) | ₪ / shares													₪ 0.16
Share price (in dollars per share) | $ / shares				$ 6.00
Proceeds from issuance from initial public offering | $				$ 35,700
Underwriters option [Member] | Common stock [Member]
Share capital [Line Items]
Number of shares issued			968,200
Share price (in dollars per share) | $ / shares			$ 6.00
Proceeds from issuance from initial public offering | $			$ 5,400
Secondary Offering [Member] | Common stock [Member]
Share capital [Line Items]
Number of shares issued	7,419,353	967,741
Share price (in dollars per share) | $ / shares	$ 9.30
Proceeds from issuance from secondary offering | $	$ 64,200